Right-of-Use Assets and Lease Liability (Details) - Schedule of Undiscounted Future Lease Payments	Dec. 31, 2023 USD ($)
Schedule of Undiscounted Future Lease Payments [Line Items]
Total undiscounted future lease payments	$ 530,600
2024 [Membe]
Schedule of Undiscounted Future Lease Payments [Line Items]
Total undiscounted future lease payments	206,196
2025 [Membe]
Schedule of Undiscounted Future Lease Payments [Line Items]
Total undiscounted future lease payments	140,121
2026 [Membe]
Schedule of Undiscounted Future Lease Payments [Line Items]
Total undiscounted future lease payments	63,874
2027 [Membe]
Schedule of Undiscounted Future Lease Payments [Line Items]
Total undiscounted future lease payments	65,182
2028 [Membe]
Schedule of Undiscounted Future Lease Payments [Line Items]
Total undiscounted future lease payments	$ 55,227